Subsequent events	12 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent events
32. Subsequent events
a) In its meeting held on April 4, 2022, the Board of Directors of the Bank approved a composite scheme of amalgamation (the “Scheme”) for the amalgamation of: (i) HDFC Investments Limited and HDFC Holdings Limited, each a subsidiary of HDFC Limited, with and into HDFC Limited, and (ii) HDFC Limited with and into HDFC Bank (the “Proposed Transaction”). The share exchange ratio shall be 42 equity shares of HDFC Bank (each having a face value of Rs.
1
) for every
25
equity shares of HDFC Limited (each having a face value of Rs
. 2
)
.
The completion of the Scheme and the Proposed Transaction is subject to customary closing conditions, including the receipt of requisite approvals from the RBI, the Competition Commission of India, the National Housing Bank, the Insurance Regulatory and Development Authority of India, the Pension Fund Regulatory and Development Authority, the National Company Law Tribunal, the Securities Exchange Board of India, BSE Limited, the National Stock Exchange of India Limited and other statutory and regulatory authorities, and the respective shareholders and creditors, under applicable Indian law. It is currently anticipated that the Proposed Transaction will be completed during fiscal year 2024. While HDFC Bank has received certain approvals and no objection letters in regard to the Proposed Transaction subject to certain conditions, further approvals and letters will be required in due course. There can be no assurance that the remaining closing conditions will be satisfied in a timely manner or at all, or that an effect, event, development or change will not transpire that could delay or prevent these conditions from being satisfied.
Upon the Scheme becoming effective and following RBI’s permission if received for relaxation of certain regulatory requirements for subsidiaries of HDFC Bank (for which forbearance application was filed on March 28, 2022), the subsidiaries of HDFC Limited will become subsidiaries of HDFC Bank leading to a simplified corporate structure. In addition, upon the Scheme becoming effective, the Bank will issue equity shares to the shareholders of HDFC Limited as on the record date, which is to be determined by the Boards of Directors of HDFC Limited and HDFC Bank, and the equity shares held by HDFC Limited in the Bank will be extinguished. The shares proposed to be issued pursuant to the Proposed Transaction will not be registered with the SEC under the Securities Act of 1933 or the securities law of any state or other jurisdiction of the United States, and are being offered and sold in reliance on certain exemptions from registration under the Securities Act.
b) In its meeting held on April 23, 2022, the Board of Directors of the Bank recommended a dividend of Rs. 15.50 per share, which has been subsequently approved by the shareholders for payment in their Annual General Meeting, held on July 16, 2022. The amount of such dividend aggregated to Rs. 86,045.2 million.